COMMITMENTS (Schedule of Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 685	$ 643